COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Payment for obliged amount under the agreement	$ 215
Oblged amount payable period	2 years
Forecast [Member]
Loss Contingencies [Line Items]
Amount obliged for funding		$ 150	$ 150